Commitments and Contingencies: Schedule of Future Minimum Rental Payments for Operating Leases (Tables)	12 Months Ended
Mar. 31, 2013
Tables/Schedules
Schedule of Future Minimum Rental Payments for Operating Leases
2014	$14,625
Total	$14,625